Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives.
Schedule of derivative financial instruments

	December 31, 2021				December 31, 2020
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity contracts:
Equity total return swaps – long positions	1,082.8	—	96.1	1.9	1,788.3	—	144.3	18.0
Equity warrants and options(1)	646.1	113.9	259.2	1.9	626.9	102.4	133.2	0.4
RiverStone Barbados AVLNs (note 23)	1,250.1	—	103.8	—	—	—	—	—
CPI-linked derivative contracts	61,952.5	237.3	0.7	—	74,906.0	347.5	2.8	—
U.S. treasury bond forward contracts	1,691.3	—	3.7	0.8	330.8	—	3.1	—
Foreign currency forward and swap contracts(2)	—	—	58.4	77.4	—	—	66.4	136.0
Foreign currency options	—	—	—	—	—	53.7	5.8	—
Other derivative contracts	—	26.0	59.9	70.9	—	25.6	27.1	35.0
Total			581.8	152.9			382.7	189.4
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2021 of $200.1 (December 31, 2020 - $110.5).
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2021 of $47.6 (December 31, 2020 - $46.2).